DoubleLine Opportunistic Credit Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.0%
	Blue Stream Communications LLC
500,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	510,985
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	510,709
	Jimmy Johns LLC
1,097,250	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	1,097,282
	Lendingpoint Asset Securitization Trust
265,906	Series 2022-B-B	5.99	%(a)	10/15/2029	265,091
	Sierra Timeshare Conduit Receivables Funding LLC
148,125	Series 2023-2A-D	9.72	%(a)	04/20/2040	156,073
	Upstart Pass-Through Trust Series
1,000,000	Series 2021-ST5-CERT	0.00	%(a)(b)(c)	07/20/2027	72,130
	Willis Lease Finance Corp.
404,678	Series 2021-A-C	7.39	%(a)	05/15/2046	398,776
	Total Asset Backed Obligations (Cost $2,910,535)				3,011,046
BANK LOANS - 16.3%
	1261229 BC Ltd.
666,650	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.97%		10/08/2030	652,820
	Acrisure LLC
401,329	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%		11/06/2030	401,518
	ADMI Corp.
637,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%		12/23/2027	612,475
	Alera Group, Inc.
458,850	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.22%		05/31/2033	469,174
	Applied Systems, Inc.
170,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		02/23/2032	173,321
	Apro LLC
941,885	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.68%		07/09/2031	947,772
	Aspire Bakeries Holdings LLC
163,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.22%		12/23/2030	164,494
	Astra Acquisition Corp.
90,390	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%, 2.00% Floor)	11.05	%(d)	02/25/2028	18,982
144,415	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 2.00% Floor)	9.55	%(d)	10/25/2028	609
	Asurion LLC
270,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.08%		01/22/2029	265,912
	Atlas OpCo LLC
30,107	Senior Secured Term Loan (3 mo. Term SOFR + 6.50%, 2.00% Floor)	10.63%		10/24/2030	27,247
	Aveanna Healthcare LLC
937,650	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		09/17/2032	944,739
	Bausch + Lomb Corp.
513,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%		09/29/2028	515,084

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
620,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%	01/15/2031	627,892
	Boxer Parent Co., Inc.
1,360,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%	07/30/2032	1,314,610
	Brand Industrial Services, Inc.
294,122	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.35%	08/01/2030	268,820
	Cengage Learning, Inc.
71,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.23%	03/24/2031	71,501
120,960	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.32%	03/24/2031	121,600
	Central Parent LLC
198,242	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	07/06/2029	168,563
	CommScope LLC
1,440,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%	12/17/2029	1,444,579
	Cornerstone Building Brands, Inc.
133,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.25%	05/15/2031	95,207
	Crown Finance US, Inc.
1,666,514	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%	12/02/2031	1,646,724
	Dexko Global, Inc.
404,744	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.58%	10/04/2028	402,592
	DG Investment Intermediate Holdings 2, Inc.
1,005,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%	07/29/2033	1,008,769
	Directv Financing LLC
843,512	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.35%	08/02/2029	847,485
	Eagle Parent Corp.
886,228	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	04/02/2029	889,706
85,692	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	04/02/2029	86,028
85,692	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	04/02/2029	86,029
	Edelman Financial Engines Center LLC
1,215,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.97%	10/06/2028	1,215,510
	EG America LLC
602,220	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.32%	02/07/2028	605,294
	Eisner Advisory Group LLC
304,041	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.72%	02/28/2031	306,560
	Ellucian Holdings, Inc.
180,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	11/22/2032	181,912
	Fertitta Entertainment LLC/NV
484,924	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	01/29/2029	485,365
	FinThrive Software Intermediate Holdings, Inc.
23,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	7.84%	12/18/2028	16,242
129,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.50% Floor)	10.82%	12/17/2029	76,473
	Flynn America LP
166,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.53%	07/31/2028	165,667
166,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.53%	07/31/2028	165,668

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Gainwell Acquisition Corp.
1,400,552	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.77%		10/01/2027	1,378,493
	Golden State Foods LLC
83,469	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%		12/04/2031	84,096
302,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%		12/04/2031	304,265
	Groupe Solmax, Inc.
58,981	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	8.58%		07/24/2028	48,795
84,721	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.86%, 0.75% Floor)	8.58%		07/24/2028	70,089
58,834	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	8.68%		07/24/2028	48,673
108,254	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	9.01%		07/24/2028	89,559
	Hexion Holdings Corp.
1,168,071	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.73%		03/15/2029	1,129,484
	Husky Injection Molding Systems Ltd.
597,581	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		02/15/2029	602,852
597,581	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.59%		02/15/2029	602,852
	INEOS US Finance LLC
945,633	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%		02/19/2030	769,807
	INEOS US Petrochem LLC
255,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.07%		03/29/2029	181,369
784,075	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		10/07/2031	528,761
	ION Platform Finance US, Inc.
154,889	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%		09/30/2032	145,817
870,111	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%		09/30/2032	819,149
	LBM Acquisition LLC
696,736	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.58%		06/06/2031	655,437
	Lereta LLC
114,443	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.75% Floor)	9.08%		08/07/2028	105,765
	LifePoint Health, Inc.
69,127	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 1.00% Floor)	7.33%		05/19/2031	69,314
1,183,231	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.65%		05/19/2031	1,188,437
	MH Sub I LLC
581,262	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.97%		12/31/2031	500,159
	Mitchell International, Inc.
985,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 8.50%, 0.00% Floor)	8.97%		06/17/2032	981,183
	MLN US Holdco Tranche A-2
2,545	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00% + 6.00% PIK, 0.00% Floor)	5.73%		06/20/2030	1,527
67	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00% + 6.00% PIK, 0.00% Floor)	5.95%		06/20/2030	41
	Natgasoline LLC
481,831	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		03/29/2030	486,849
	Needle Holdings LLC
250	Senior Secured First Lien Term Loan (Prime Rate + 8.50%, 0.00% Floor)	15.25	%(c)(d)	04/28/2028	81

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	NEP Group, Inc.
733,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/17/2031	675,506
	Numericable US LLC
742,480	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.86%	05/15/2031	743,252
	OneDigital Borrower LLC
675,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	8.97%	07/02/2032	682,175
	Ontario Gaming GTA LP
933,098	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%	08/01/2030	865,780
	Par Petroleum LLC
359,836	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	02/28/2030	361,711
	PetSmart LLC
500,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.73%	08/18/2032	498,595
	Polaris Newco LLC
526,742	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	7.85%	06/05/2028	509,165
	Pregis TopCo LLC
1,255,513	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%	02/01/2029	1,267,509
	Pretzel Parent T/L B
1,243,095	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/01/2031	1,230,664
	Radiology Partners, Inc.
1,276,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	06/30/2032	1,276,104
	Sabre GLBL, Inc.
1,120,352	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.50% Floor)	10.02%	11/15/2029	997,114
	Sgh2 LLC
783,038	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	08/18/2032	786,953
	Staples, Inc.
172,813	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.60%	09/10/2029	164,549
	StubHub Holdco Sub LLC
663,252	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	03/15/2030	658,692
	Team Health Holdings, Inc.
691,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%	06/30/2028	694,713
	Townsquare Media, Inc.
794,686	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.88%	02/19/2030	566,214
	Trident TPI Holdings, Inc.
1,278,811	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%	09/18/2028	1,231,508
	United Natural Foods, Inc.
209,468	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.67%	05/01/2031	211,249
	Univision Communications, Inc.
224,430	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.33%	01/31/2029	224,256
527,390	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	06/25/2029	528,973
	Veritiv Operating Co.
763,897	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	11/29/2030	764,894
	Vibrantz Technologies, Inc.
242,510	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.40%, 0.50% Floor)	8.33%	04/23/2029	135,874

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Victra Holdings LLC
1,459,148	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.48%		03/29/2029	1,463,023
	Voyager Parent LLC
225,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.00%		07/01/2032	225,443
874,801	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%		07/01/2032	876,525
142,649	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%		07/01/2032	142,929
	X Corp.
510,000	Senior Secured First Lien Term Loan	9.50%		10/29/2029	509,179
1,539,110	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.65%, 0.50% Floor)	10.45%		10/29/2029	1,515,477
	Zayo Group Holdings, Inc.
3,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	7.35%		03/11/2030	3,093
341,960	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	7.35%		03/11/2030	325,485
	Total Bank Loans (Cost $49,943,443)				48,422,401
COLLATERALIZED LOAN OBLIGATIONS - 15.7%
	Allegany Park CLO Ltd.
1,000,000	Series 2019-1A-ERR (3 mo. Term SOFR + 6.40%, 6.40% Floor)	10.28	%(a)	01/20/2035	970,865
	Atlas Senior Loan Fund Ltd.
1,700,000	Series 2019-14A-D (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.05	%(a)	07/20/2032	1,711,399
	Babson CLO Ltd./Cayman Islands
1,000,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.80	%(a)	01/15/2038	999,864
	Bain Capital Credit CLO
4,000,000	Series 2022-5A-DR (3 mo. Term SOFR + 4.25%, 4.25% Floor)	8.12	%(a)	01/24/2037	4,032,707
	Blackstone, Inc.
500,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.11%, 2.85% Floor)	7.02	%(a)	10/15/2030	501,052
	BlueMountain CLO Ltd.
1,000,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.02	%(a)	10/22/2030	1,001,186
	Canyon Capital CLO Ltd.
1,700,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	6.85	%(a)	01/30/2031	1,709,013
1,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.17	%(a)	07/15/2030	1,003,348
1,000,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	10.42	%(a)	07/15/2030	956,725
2,250,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.58	%(a)	04/15/2034	2,136,172
	Canyon CLO
1,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	07/15/2031	1,438,018
	Carlyle Group, Inc.
1,500,000	Series 2015-5A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	10.85	%(a)	01/20/2032	1,462,272
	Dryden Senior Loan Fund
1,500,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	9.32	%(a)	01/15/2031	1,385,341
2,000,000	Series 2015-40A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.86	%(a)	08/15/2031	1,735,558
	Generali
500,000	Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.77	%(a)	10/20/2038	502,470
	GoldenTree Loan Opportunities Ltd.
1,000,000	Series 2025-27A-D (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.42	%(a)	01/20/2039	1,007,554
	Highbridge Loan Management Ltd.
1,000,000	Series 11A-17-E (3 mo. Term SOFR + 6.36%, 0.00% Floor)	10.25	%(a)	05/06/2030	768,733
1,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.05	%(a)	10/20/2029	1,000,054
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.38	%(a)	04/20/2037	1,004,572
	LCM LP
2,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	9.45	%(a)	01/20/2031	1,366,493
	Madison Park Funding Ltd.
850,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	9.92	%(a)	10/22/2030	830,187

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Magnetite CLO Ltd.
1,000,000	Series 2019-24A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	10.30	%(a)	04/15/2035	1,003,330
500,000	Series 2022-33A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	6.88	%(a)	10/20/2037	501,954
	Marble Point CLO
500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	7.64	%(a)	10/17/2034	501,021
	Octagon Investment Partners Ltd.
1,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.11%, 3.11% Floor)	7.02	%(a)	07/15/2030	1,003,906
1,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	12.26	%(a)	07/15/2030	38,154
2,000,000	Series 2017-1A-SUB	0.00	%(a)(b)(c)(e)	03/17/2030	3,462
900,000	Series 2018-3A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.90	%(a)	10/20/2030	892,500
1,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.42	%(a)	10/15/2034	996,967
	RR Ltd./Cayman Islands
500,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	9.97	%(a)	04/15/2036	491,694
	Sound Point CLO Ltd.
2,500,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.47	%(a)	07/15/2034	2,501,398
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.50	%(a)	07/20/2034	2,001,571
2,000,000	Series 2021-1A-D (3 mo. Term SOFR + 3.76%, 3.76% Floor)	7.62	%(a)	04/25/2034	2,002,144
	Venture CDO Ltd.
500,000	Series 2017-30A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.12	%(a)	01/15/2031	501,682
	Vibrant CLO Ltd.
500,000	Series 2024-4RA-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	7.63	%(a)	10/20/2037	503,233
	Vibrant Clo X Ltd.
1,000,000	Series 2018-10RA-C1 (3 mo. Term SOFR + 5.00%, 5.00% Floor)	8.88	%(a)	04/20/2036	1,005,754
	Voya CLO Ltd.
1,000,000	Series 2020-1A-DRR (3 mo. Term SOFR + 2.95%, 2.95% Floor)	6.84	%(a)	07/16/2034	1,006,424
	Wind River CLO Ltd.
2,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	01/15/2031	2,243,514
1,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.52	%(a)	10/22/2031	1,005,542
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	6.88	%(a)	04/20/2038	1,001,783
	Total Collateralized Loan Obligations (Cost $49,463,948)				46,729,616
FOREIGN CORPORATE BONDS - 3.0%
350,000	AL Candelaria Spain SA	5.75%		06/15/2033	310,851
115,454	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	116,192
200,000	Avianca Midco 2 PLC	9.63%		02/14/2030	200,820
200,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(f)	04/22/2031	189,965
200,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	209,976
200,000	Banco Latinoamericano de Comercio Exterior SA (5 yr. CMT Rate + 3.74%)	7.50	%(a)(f)	09/17/2032	204,798
200,000	BRF SA	5.75%		09/21/2050	168,189
400,000	CAP SA	3.90%		04/27/2031	327,370
300,000	Cosan Overseas Ltd.	8.25	%(f)	02/05/2026	303,525
400,000	CSN Resources SA	5.88%		04/08/2032	315,490
200,000	Eldorado International. Finance GmbH	8.50	%(a)	12/01/2032	206,440
202,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (11.00% Cash + 2.00% PIK)	11.00	%(a)(d)	09/12/2030	56,055
160,900	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	168,945
200,000	FS Luxembourg Sarl	8.63	%(a)	06/25/2033	206,350
235,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	239,778
235,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	244,000
230,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	241,495
250,000	Indika Energy Tbk PT	8.75%		05/07/2029	247,797
140,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	92,575

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
200,000	Mongolian Mining Corp.	8.44%		04/03/2030	202,876
200,000	Motion Finco Sarl	8.38	%(a)	02/15/2032	179,779
300,000	Movida Europe SA	7.85%		04/11/2029	283,770
100,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	94,895
600,000	Orbia Advance Corp. SAB de CV	5.50%		01/15/2048	434,179
40,000	Pampa Energia SA	7.75	%(a)	11/14/2037	39,680
400,000	Prosus NV	3.83%		02/08/2051	266,687
135,087	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	138,693
400,000	Raizen Fuels Finance SA	6.95%		03/05/2054	305,300
200,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	217,160
200,000	Saavi Energia Sarl	8.88%		02/10/2035	217,160
200,000	Sasol Financing USA LLC	5.50%		03/18/2031	169,955
200,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development	9.00	%(a)	11/14/2030	190,300
450,000	Simpar Europe SA	5.20%		01/26/2031	362,812
167,431	TransJamaican Highway Ltd.	5.75%		10/10/2036	156,017
62,116	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(d)	12/31/2027	35,717
44,227	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)(d)	12/31/2027	25,430
222,252	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(d)	12/31/2028	15,558
51,684	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)(d)	12/31/2028	3,618
262,806	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00	%(d)	12/31/2044	8,541
400,000	Vamos Europe SA	9.20	%(a)	01/26/2031	382,400
400,000	Vedanta Resources Finance II PLC	9.13	%(a)	10/15/2032	403,538
240,000	Vista Energy Argentina SAU	8.50	%(a)	06/10/2033	246,900
300,000	Volcan Cia Minera SAA	8.50	%(a)	10/28/2032	309,189
200,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	209,925
	Total Foreign Corporate Bonds (Cost $9,243,191)				8,950,690
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.4%
450,000	Brazilian Government International Bond	4.75%		01/14/2050	328,725
400,000	Chile Government International Bond	3.10%		01/22/2061	248,800
300,000	Colombia Government International Bond	5.00%		06/15/2045	219,225
200,000	Comision Federal de Electricidad	4.68%		02/09/2051	151,078
350,000	Corp. Nacional del Cobre de Chile	3.15%		01/15/2051	228,665
250,000	Ecopetrol SA	5.88%		05/28/2045	186,214
250,000	Ecopetrol SA	5.88%		11/02/2051	180,529
200,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	154,581
500,000	Mexico Government International Bond	3.77%		05/24/2061	309,625
200,000	Mexico Government International Bond	3.75%		04/19/2071	118,550
400,000	Morocco Government International Bond	4.00%		12/15/2050	292,869
300,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.00%		06/30/2050	222,806
550,000	Peruvian Government International Bond	2.78%		12/01/2060	299,970
400,000	Petroleos del Peru SA	5.63%		06/19/2047	254,679
700,000	Petroleos Mexicanos	6.38%		01/23/2045	566,039
193,333	Port Of Spain Waterfront Development	7.88	%(a)	02/19/2040	193,334
193,333	Port Of Spain Waterfront Development	7.88%		02/19/2040	193,333
200,000	YPF SA	7.00%		12/15/2047	176,412
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $4,639,596)				4,325,434
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 24.5%
	1345 Trust
620,000	Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)	6.75	%(a)	06/15/2042	622,861

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	AG Trust
632,000	Series 2024-NLP-B (1 mo. Term SOFR + 2.76%, 2.76% Floor)	6.51	%(a)	08/15/2041	636,567
	Arbor Realty Trust, Inc.
1,000,000	Series 2022-FL1-C (30 day avg SOFR US + 2.30%, 2.30% Floor)	6.28	%(a)	01/15/2037	1,003,650
	ARDN Mortgage Trust
650,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.25	%(a)	06/15/2035	652,640
	AREIT Ltd.
1,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.29	%(a)	05/17/2041	1,000,767
	AREIT Trust
1,000,000	Series 2023-CRE8-B (1 mo. Term SOFR + 3.32%, 3.32% Floor)	7.06	%(a)	08/17/2041	1,002,456
200,000	Series 2023-CRE8-D (1 mo. Term SOFR + 5.37%, 5.37% Floor)	9.10	%(a)	08/17/2041	200,767
930,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	6.75	%(a)	01/17/2030	924,757
	BANK
5,843,520	Series 2020-BN26-XF	1.50	%(a)(g)	03/15/2063	298,657
2,540,000	Series 2025-BNK51-XD	2.13	%(a)(e)(g)	12/25/2067	417,914
	BANK5 Trust
64,020,367	Series 2023-5YR1-XA	0.27	%(e)(g)	04/15/2056	350,768
18,014,884	Series 2023-5YR4-XA	1.00	%(e)(g)	12/15/2056	439,954
15,514,000	Series 2025-5YR17-XD	1.81	%(a)(e)(g)	11/15/2058	1,237,117
	BBCMS Trust
500,000	Series 2025-5C34-D	4.25	%(a)	05/15/2058	440,222
	BDS Ltd.
1,000,000	Series 2024-FL13-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.32	%(a)	09/19/2039	1,002,152
1,260,000	Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)	6.13	%(a)	03/19/2043	1,265,438
	Beast Mortgage Trust
1,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	9.87	%(a)	03/15/2036	45,466
	Benchmark Mortgage Trust
11,573,687	Series 2018-B1-XA	0.52	%(e)(g)	01/15/2051	114,326
1,398,000	Series 2018-B4-D	2.76	%(a)(e)	07/15/2051	1,092,249
1,000,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	920,862
720,000	Series 2025-V16-D	4.50	%(a)	08/15/2058	618,503
	Blackstone Mortgage Trust, Inc.
298,846	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.90	%(a)	05/15/2038	298,518
	BMO Mortgage Trust
13,368,000	Series 2025-5C12-XD	2.06	%(a)(e)(g)	10/15/2058	1,205,183
1,089,000	Series 2025-C11-D	4.50	%(a)	02/15/2058	862,656
	Bombardier Capital Mortgage Securitization Corp.
1,268,000	Series 2025-5C6-D	4.25	%(a)	10/15/2058	1,115,003
	BrightSpire Capital, Inc.
1,200,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	6.55	%(a)	08/19/2038	1,204,322
1,064,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.27	%(a)	08/19/2037	1,063,222
	BSPRT Co.-Issuer LLC
1,400,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	6.61	%(a)	09/15/2035	1,404,413
600,000	Series 2025-FL12-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.43	%(a)	01/17/2043	602,119
	BX Trust
840,000	Series 2019-OC11-E	3.94	%(a)(e)	12/09/2041	776,545
840,000	Series 2021-VIEW-C (1 mo. Term SOFR + 2.46%, 2.35% Floor)	6.21	%(a)	06/15/2036	839,717
496,183	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.34	%(a)	08/15/2041	500,817
603,719	Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.40	%(a)	08/15/2042	606,749
719,021	Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)	7.70	%(a)	06/15/2040	723,773

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
936,348	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	6.69	%(a)	03/15/2030	933,554
	Citigroup/Deutsche Bank Commercial Mortgage Trust
12,773,492	Series 2017-CD6-XA	0.89	%(e)(g)	11/13/2050	147,318
	Commercial Mortgage Pass Through Certificates
21,556,532	Series 2014-UBS3-XC	1.09	%(a)(e)(g)	06/10/2047	216
1,288,300	Series 2014-UBS4-F	3.75	%(a)(c)	08/10/2047	143
555,279	Series 2014-UBS4-G	3.75	%(a)(c)	08/10/2047	138
5,000	Series 2014-UBS4-V	0.00	%(a)(c)(e)	08/10/2047	—
27,394,000	Series 2015-CR23-XD	0.95	%(a)(e)(g)	05/10/2048	21,649
5,297,000	Series 2015-CR26-XD	1.36	%(a)(e)(g)	10/10/2048	53
	Computershare Corporate Trust
20,099,681	Series 2015-C28-XF	1.13	%(a)(e)(g)	05/15/2048	47,550
138,315	Series 2015-NXS4-D	3.91	%(e)	12/15/2048	135,965
1,000,000	Series 2016-LC24-C	4.41	%(e)	10/15/2049	937,911
43,267,287	Series 2018-C43-XA	0.57	%(e)(g)	03/15/2051	475,897
1,569,000	Series 2019-C50-D	3.00	%(a)	05/15/2052	1,321,215
	CSAIL Commercial Mortgage Trust
148,220	Series 2016-C5-C	4.40	%(e)	11/15/2048	147,655
2,447,179	Series 2016-C6-XA	1.75	%(e)(g)	01/15/2049	24
2,000,000	Series 2018-CX12-C	4.72	%(e)	08/15/2051	1,865,953
	DOLP Trust
1,000,000	Series 2021-NYC-F	3.70	%(a)(e)	05/10/2041	780,810
	FIVE Mortgage Trust
583,000	Series 2023-V1-E	6.35	%(a)(e)	02/10/2056	548,588
	FS Rialto
1,199,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.35	%(a)	11/16/2036	1,203,427
1,200,000	Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)	7.67	%(a)	10/19/2039	1,195,465
1,140,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.43	%(a)	08/19/2042	1,126,294
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.80	%(a)	12/15/2036	995,592
	Great Wolf Trust
1,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.39	%(a)	05/15/2041	1,509,781
	Greystone Commercial Real Estate Notes
800,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	5.86	%(a)	07/15/2039	801,611
1,000,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.06	%(a)	07/15/2039	1,002,973
1,100,000	Series 2021-FL3-E (1 mo. Term SOFR + 2.86%, 2.75% Floor)	6.61	%(a)	07/15/2039	1,103,677
880,000	Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)	6.64	%(a)	01/15/2043	883,729
	GS Mortgage Securities Corp. II
620,000	Series 2014-GC26-D	4.40	%(a)(e)	11/10/2047	254,194
734,722	Series 2015-GC28-D	4.42	%(a)(e)	02/10/2048	704,265
73,672,477	Series 2018-GS9-XA	0.41	%(e)(g)	03/10/2051	527,399
	HGI CRE CLO Ltd.
568,647	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.00	%(a)	09/17/2036	570,190
1,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	6.57	%(a)	04/20/2037	1,002,492
	JP Morgan Chase Commercial Mortgage Securities
1,153,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	7.85	%(a)	07/15/2036	386,255
1,153,000	Series 2019-MFP-XG	0.50	%(a)(e)(g)	07/15/2036	8,049
1,040,000	Series 2019-UES-B	4.14	%(a)	05/05/2032	1,030,110
	JPMBB Commercial Mortgage Securities Trust
8,212,634	Series 2013-C14-XC	0.44	%(a)(e)(g)	08/15/2046	35,579
1,644,636	Series 2014-C19-NR (30 day avg SOFR US)	3.75	%(a)(c)(e)	04/15/2047	657,854
500,000	Series 2015-C27-D	3.81	%(a)(e)	02/15/2048	105,000
10,827,635	Series 2015-C29-XE	0.38	%(a)(e)(g)	05/15/2048	108
16,358,000	Series 2015-C32-XD	0.50	%(a)(e)(g)	11/15/2048	164
	KKR Industrial Portfolio Trust
600,000	Series 2024-1-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	6.59	%(a)	08/15/2041	601,340
	KREF
1,000,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	5.85	%(a)	02/15/2039	992,230

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	LoanCore
650,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	08/17/2042	646,247
	LSTAR Commercial Mortgage Trust
1,000,000	Series 2017-5-C	4.68	%(a)(e)	03/10/2050	936,241
	Lument Finance Trust, Inc.
1,210,000	Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)	7.60	%(a)	07/21/2043	1,213,014
	MF1 Multifamily Housing Mortgage Loan Trust
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	6.65	%(a)	10/16/2036	986,942
1,000,000	Series 2024-FL14-C (1 mo. Term SOFR + 3.29%, 3.29% Floor)	7.02	%(a)	03/19/2039	1,004,607
1,000,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	6.67	%(a)	08/18/2041	1,003,342
1,240,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.32	%(a)	11/18/2039	1,232,972
690,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	02/18/2040	692,818
1,250,000	Series 2025-FL19-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	6.58	%(a)	05/18/2042	1,254,650
	Morgan Stanley Bank of America Merrill Lynch Trust
839,922	Series 2012-CKSV-A2	3.28	%(a)	10/15/2030	809,256
	Natixis Commercial Mortgage Securities Trust
370,000	Series 2019-10K-E	4.13	%(a)(e)	05/15/2039	344,860
	PFP III Ltd.
995,530	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.27	%(a)	09/17/2039	997,699
1,250,000	Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.28	%(a)	12/18/2042	1,250,796
	Ready Capital Corp.
1,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.26	%(a)	10/25/2039	1,257,336
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.28	%(a)	05/25/2038	1,003,567
	ROCK Trust
319,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	334,831
	Starwood Property Trust, Inc.
1,200,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.21%, 2.10% Floor)	5.95	%(a)	04/18/2038	1,203,062
2,500,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	5.93	%(a)	11/15/2038	2,506,437
	TPG Real Estate Finance Issuer Ltd.
758,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.89	%(a)	02/15/2039	758,412
1,100,000	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.19	%(a)	02/15/2039	1,098,572
	UBS Commercial Mortgage Trust
1,000,000	Series 2018-C12-C	5.01	%(e)	08/15/2051	915,512
	UBS-Barclays Commercial Mortgage Trust
1,350,000	Series 2013-C5-C	3.72	%(a)(e)	03/10/2046	1,263,867
	WHARF Trust
630,000	Series 2025-DC-E	7.72	%(a)(e)	07/15/2040	645,872
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $84,210,340)				72,914,459
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5%
	Banco Santander SA
1,064,000	Series 2025-NQM5-B2	7.24	%(a)(e)	08/25/2065	1,048,449
1,000,000	Series 2025-NQM6-B1	6.82	%(a)(e)	11/25/2065	1,001,807
	Barclays PLC
8,058,323	Series 2007-AB1-A5	4.46	%(h)	03/25/2037	2,922,465
458,859	Series 2010-RR6-6A2	5.75	%(a)(e)	07/26/2037	205,422
	Chase Mortgage Finance Corp.
1,276,365	Series 2007-S1-A7	6.00%		02/25/2037	489,750
1,342,533	Series 2007-S3-1A5	6.00%		05/25/2037	548,095
	Citigroup Financial Products, Inc.
243,508	Series 2006-8-A4 (-3 x 1 mo. Term SOFR + 19.35%, 0.00% Floor, 19.66% Cap)	9.09	%(a)(i)	10/25/2035	171,984

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Countrywide Alternative Loan Trust
509,834	Series 2005-85CB-2A5 (1 mo. Term SOFR + 1.21%, 1.10% Floor, 7.00% Cap)	4.95%		02/25/2036	394,261
107,669	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	7.53	%(i)	02/25/2036	88,978
	Countrywide Home Loan Mortgage Pass Through Trust
1,275,177	Series 2007-4-1A35 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.85	%(g)(i)	05/25/2037	194,173
	Credit Suisse Management LLC
1,588,812	Series 2005-11-7A1	6.00%		12/25/2035	770,539
	Credit Suisse Mortgage Capital Certificates
3,109,404	Series 2006-5-3A3	6.50%		06/25/2036	491,239
219,284	Series 2006-9-2A1	5.50%		11/25/2036	207,519
151,410	Series 2006-9-6A14	6.00%		11/25/2036	106,662
	Deephaven Residential Mortgage Trust
500,000	Series 2025-INV1-B1	6.68	%(a)(e)	11/25/2060	500,437
1,548,000	Series 2025-INV1-B2	7.27	%(a)(e)	11/25/2060	1,532,876
	Ellington Financial Mortgage Trust
100,000	Series 2025-INV2-B1	7.48	%(a)(e)	05/26/2070	101,850
550,000	Series 2025-INV3-B2	7.48	%(a)(e)	07/25/2070	546,101
2,704,000	Series 2025-INV4-B1	6.84	%(a)(e)	10/25/2070	2,721,134
1,659,000	Series 2025-INV4-B2	7.38	%(a)(e)	10/25/2070	1,650,500
500,000	Series 2025-NQM2-B2	7.20	%(a)(e)	06/25/2070	494,182
2,500,000	Series 2025-NQM5-B1	6.72	%(a)(e)	11/25/2070	2,509,854
2,733,000	Series 2025-NQM5-B2	7.24	%(a)(e)	11/25/2070	2,703,841
	Fannie Mae Connecticut Avenue Securities
2,996,000	Series 2021-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	9.87	%(a)	10/25/2041	3,094,883
3,000,000	Series 2022-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	9.87	%(a)	12/25/2041	3,110,920
	Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	11.59	%(a)	03/25/2050	3,642,411
2,000,000	Series 2021-DNA2-B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	9.87	%(a)	08/25/2033	2,473,123
3,000,000	Series 2021-DNA6-B2 (30 day avg SOFR US + 7.50%, 0.00% Floor)	11.37	%(a)	10/25/2041	3,133,577
1,200,000	Series 2021-DNA7-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	5.67	%(a)	11/25/2041	1,209,329
2,000,000	Series 2021-HQA2-B2 (30 day avg SOFR US + 5.45%, 0.00% Floor)	9.32	%(a)	12/25/2033	2,373,912
3,000,000	Series 2021-HQA3-B2 (30 day avg SOFR US + 6.25%, 0.00% Floor)	10.12	%(a)	09/25/2041	3,091,627
	GS Mortgage-Backed Securities Trust
1,321,000	Series 2025-NQM4-B1	6.77	%(a)(e)	10/25/2065	1,326,832
584,000	Series 2025-NQM4-B2	0.07	%(a)(e)	10/25/2065	582,811
500,000	Series 2025-NQM5-B1	6.74	%(a)(e)	07/25/2065	501,576
1,830,000	Series 2025-NQM5-B2	7.71	%(a)(e)	07/25/2065	1,812,882
450,000	Series 2025-NQM6-B1	6.60	%(a)(e)	11/25/2029	448,524
325,000	Series 2025-NQM6-B2	0.07	%(a)(e)	11/25/2029	322,769
	IndyMac Index Mortgage Loan Trust
766,532	Series 2005-AR23-6A1	3.94	%(e)	11/25/2035	722,521
	JP Morgan Alternative Loan Trust
56,943	Series 2006-S1-2A5	5.50%		02/28/2026	46,401
	JP Morgan Mortgage Trust
879,000	Series 2025-VIS3-B1	6.76	%(a)(e)	02/25/2066	882,639
602,000	Series 2025-VIS3-B2	7.24	%(a)(e)	02/25/2066	594,447
	JP Morgan Reremic
846,604	Series 2011-1-2A10	6.00	%(a)(e)	06/26/2037	703,047
	Lehman Mortgage Trust
134,170	Series 2007-10-1A1	6.00%		01/25/2038	131,569
1,151,943	Series 2007-4-1A3	5.75%		05/25/2037	529,355
	New Residential Mortgage Loan Trust
1,000,000	Series 2025-NQM6-B1	6.85	%(a)(e)	10/25/2065	1,011,924
920,000	Series 2025-NQM6-B2	6.94	%(a)(e)	10/25/2065	905,749

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Pretium Mortgage Credit Partners LLC
700,000	Series 2025-NPL7-A2	8.35	%(a)(h)	07/25/2055	703,211
650,000	Series 2025-NPL8-A2	7.99	%(a)(h)	08/25/2055	652,625
	RALI Trust
397,748	Series 2005-QS14-3A1	6.00%		09/25/2035	351,781
978,489	Series 2006-QS7-A3	6.00%		06/25/2036	803,533
326,534	Series 2007-QS1-1A1	6.00%		01/25/2037	262,085
529,451	Series 2007-QS6-A1 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.18%		04/25/2037	402,762
560,525	Series 2007-QS6-A102	5.75%		04/25/2037	466,062
120,611	Series 2007-QS6-A2 (-8 x 1 mo. Term SOFR + 54.63%, 0.00% Floor, 55.58% Cap)	23.53	%(i)	04/25/2037	189,243
	Residential Asset Securitization Trust
1,643,089	Series 2006-A6-1A12 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	3.25	%(g)(i)	07/25/2036	185,104
1,624,593	Series 2006-A6-1A9	6.00%		07/25/2036	370,090
	RFMSI Trust
347,480	Series 2007-S2-A4	6.00%		02/25/2037	268,006
	Structured Adjustable Rate Mortgage Loan Trust
199,254	Series 2006-1-2A2	4.72	%(e)	02/25/2036	187,021
	Velocity Commercial Capital Loan Trust
344,674	Series 2018-1-M4	5.01	%(a)	04/25/2048	322,778
256,243	Series 2018-1-M5	6.26	%(a)	04/25/2048	239,521
364,718	Series 2018-1-M6	7.26	%(a)	04/25/2048	332,595
	Vericrest Opportunity Loan Transferee
1,771,512	Series 2021-NPL3-A2	8.95	%(a)(h)	02/27/2051	1,773,315
	Verus Securitization Trust
625,000	Series 2025-1-B2	7.36	%(a)(e)	01/25/2070	627,965
1,411,000	Series 2025-10-B1	6.48	%(a)(e)	06/25/2070	1,417,726
1,241,000	Series 2025-3-B2	7.51	%(a)(e)	05/25/2070	1,248,800
212,000	Series 2025-4-B1	7.43	%(a)(e)	05/25/2070	216,844
675,000	Series 2025-5-B2	7.32	%(a)(e)	06/25/2070	676,058
625,000	Series 2025-7-B2	7.51	%(a)(e)	08/25/2070	628,086
1,500,000	Series 2025-8-B2	7.51	%(a)(e)	09/25/2070	1,513,662
996,500	Series 2025-9-B2	7.38	%(a)(e)	10/27/2070	998,459
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,887,942	Series 2006-8-A4	4.10	%(h)	10/25/2036	943,788
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $79,435,592)				69,836,066
US CORPORATE BONDS - 1.3%
250,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	263,618
35,000	American Axle & Manufacturing, Inc.	7.75	%(a)	10/15/2033	35,670
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75	%(a)	04/15/2030	70,584
30,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	30,322
20,000	Asurion LLC and Asurion Co.-Issuer, Inc.	8.00	%(a)	12/31/2032	20,763
140,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	146,300
35,000	Celanese US Holdings LLC	7.38%		02/15/2034	35,582
45,000	Cipher Compute LLC	7.13	%(a)	11/15/2030	45,888
55,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	54,662
30,000	Clear Channel Outdoor Holdings, Inc.	7.13	%(a)	02/15/2031	31,521
25,000	CommScope LLC	7.13	%(a)	07/01/2028	25,151
20,000	CommScope LLC	9.50	%(a)	12/15/2031	20,218
75,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	55,562
75,000	DCLI Bidco LLC	7.75	%(a)	11/15/2029	77,153
95,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	95,511
55,000	Directv Financing LLC	8.88	%(a)	02/01/2030	55,717
55,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00	%(a)	02/15/2031	56,243
60,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	52,019
45,000	EchoStar Corp.	10.75%		11/30/2029	49,796

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
115,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	109,422
30,000	Flash Compute LLC	7.25	%(a)	12/31/2030	29,760
45,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	47,405
145,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	126,513
35,000	Getty Images, Inc.	10.50	%(a)	11/15/2030	35,316
67,000	Gray Media, Inc.	10.50	%(a)	07/15/2029	72,166
65,000	Gray Media, Inc.	9.63	%(a)	07/15/2032	67,504
45,000	Gray Media, Inc.	7.25	%(a)	08/15/2033	46,009
109,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	109,715
35,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	35,292
20,000	K Hovnanian Enterprises, Inc.	8.38	%(a)	10/01/2033	20,341
30,000	Kohl’s Corp.	10.00	%(a)	06/01/2030	33,075
30,000	LBM Acquisition LLC	9.50	%(a)	06/15/2031	31,311
35,000	LFS Topco LLC	8.75	%(a)	07/15/2030	35,256
105,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	111,650
55,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	55,620
90,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	87,370
45,000	Nabors Industries, Inc.	7.63	%(a)	11/15/2032	44,258
50,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38	%(a)	02/15/2032	51,811
250,000	PetSmart LLC / PetSmart Finance Corp.	7.50	%(a)	09/15/2032	254,722
50,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	52,294
15,000	Sabre Financial Borrower LLC	11.13	%(a)	06/15/2029	15,213
14,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	11,915
25,000	Sabre GLBL, Inc.	10.75	%(a)	03/15/2030	20,577
45,000	Six Flags Entertainment Corp.	7.25	%(a)	05/15/2031	43,213
50,000	SM Energy Co.	7.00	%(a)	08/01/2032	49,185
25,000	Staples, Inc.	10.75	%(a)	09/01/2029	24,886
50,000	Synergy Infrastructure Holdings LLC	7.88	%(a)	12/01/2030	51,961
20,000	Transocean International Ltd.	7.88	%(a)	10/15/2032	20,983
215,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	220,562
105,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	105,603
30,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	29,575
90,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	94,091
45,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	48,441
160,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	169,597
100,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	98,596
40,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	42,469
35,000	Windstream Services LLC	7.50	%(a)	10/15/2033	35,909
	Total US Corporate Bonds (Cost $3,722,361)				3,761,866
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 18.8%
	Federal Home Loan Mortgage Corp.
27,848,459	Series 2021-P009-X	1.31	%(e)(g)	01/25/2031	717,791
209,933	Series 3211-SI (-4 x 30 day avg SOFR US + 27.18%, 0.00% Floor, 27.67% Cap)	10.43	%(g)(i)	09/15/2036	90,442
434,989	Series 3236-ES (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.60	%(g)(i)	11/15/2036	44,616
293,810	Series 3256-S (-1 x 30 day avg SOFR US + 6.58%, 0.00% Floor, 6.69% Cap)	2.59	%(g)(i)	12/15/2036	34,097
176,818	Series 3292-SD (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.00	%(g)(i)	03/15/2037	14,081
1,870,312	Series 3297-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.66	%(g)(i)	04/15/2037	222,618
1,651,076	Series 3311-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.66	%(g)(i)	05/15/2037	147,710
1,333,425	Series 3311-IA (-1 x 30 day avg SOFR US + 6.30%, 0.00% Floor, 6.41% Cap)	2.31	%(g)(i)	05/15/2037	159,044
295,241	Series 3314-SH (-1 x 30 day avg SOFR US + 6.29%, 0.00% Floor, 6.40% Cap)	2.30	%(g)(i)	11/15/2036	26,303

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
151,974	Series 3330-KS (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.45	%(g)(i)	06/15/2037	9,654
27,398	Series 3339-AI (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.45	%(g)(i)	07/15/2037	2,601
958,770	Series 3339-TI (-1 x 30 day avg SOFR US + 6.03%, 0.00% Floor, 6.14% Cap)	2.04	%(g)(i)	07/15/2037	101,228
295,279	Series 3374-SD (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.35	%(g)(i)	10/15/2037	23,616
69,761	Series 3382-SU (-1 x 30 day avg SOFR US + 6.19%, 0.00% Floor, 6.30% Cap)	2.20	%(g)(i)	11/15/2037	5,364
1,627,746	Series 3404-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.90	%(g)(i)	01/15/2038	126,394
72,416	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.55	%(g)(i)	03/15/2038	5,374
1,241,997	Series 3435-S (-1 x 30 day avg SOFR US + 5.87%, 0.00% Floor, 5.98% Cap)	1.88	%(g)(i)	04/15/2038	94,552
66,420	Series 3508-PS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.55	%(g)(i)	02/15/2039	4,866
408,796	Series 3728-SV (-1 x 30 day avg SOFR US + 4.34%, 0.00% Floor, 4.45% Cap)	0.35	%(g)(i)	09/15/2040	13,577
3,768,057	Series 3736-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.95	%(g)(i)	10/15/2040	330,447
1,283,707	Series 3753-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.90	%(g)(i)	11/15/2040	124,052
1,483,498	Series 3780-SM (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.40	%(g)(i)	12/15/2040	167,255
547,031	Series 3815-ST (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.75	%(g)(i)	02/15/2041	40,822
1,020,468	Series 3905-SC (-5 x 30 day avg SOFR US + 22.18%, 0.00% Floor, 22.75% Cap)	2.05	%(i)	08/15/2041	1,095,326
518,663	Series 3924-SJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.90	%(g)(i)	09/15/2041	50,341
1,171,141	Series 3960-ES (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.85	%(g)(i)	11/15/2041	108,161
20,434,957	Series 400-C4	3.00	%(g)	12/25/2052	3,711,493
1,354,418	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.80	%(g)(i)	01/15/2054	139,014
5,730,570	Series 5083-IH	2.50	%(g)	03/25/2051	919,744
10,501,382	Series 5100-DS (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(g)(i)	05/25/2051	13,729
8,300,554	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(g)(i)	06/25/2051	12,032
	Federal National Mortgage Association
17,460	Series 2005-72-WS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.76	%(g)(i)	08/25/2035	1,152
187,898	Series 2006-117-SQ (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.56	%(g)(i)	12/25/2036	14,315
47,711	Series 2006-119-HS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.66	%(g)(i)	12/25/2036	4,157
1,687,021	Series 2006-123-CI (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.75	%(g)(i)	01/25/2037	218,841
854,040	Series 2007-15-BI (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.71	%(g)(i)	03/25/2037	92,351
151,008	Series 2007-20-S (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.75	%(g)(i)	03/25/2037	11,067
93,133	Series 2007-21-SD (-1 x 30 day avg SOFR US + 6.37%, 0.00% Floor, 6.48% Cap)	2.49	%(g)(i)	03/25/2037	8,417
461,768	Series 2007-30-IE (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.75	%(g)(i)	04/25/2037	61,562
1,104,227	Series 2007-32-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(g)(i)	04/25/2037	100,904
394,175	Series 2007-40-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(g)(i)	05/25/2037	34,222
85,857	Series 2007-48-SE (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(g)(i)	05/25/2037	5,324

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
130,067	Series 2007-64-LI (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	2.57	%(g)(i)	07/25/2037	10,415
42,996	Series 2007-68-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.66	%(g)(i)	07/25/2037	4,075
2,228,295	Series 2007-75-PI (-1 x 30 day avg SOFR US + 6.43%, 0.00% Floor, 6.54% Cap)	2.55	%(g)(i)	08/25/2037	245,920
1,159,328	Series 2008-33-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(g)(i)	04/25/2038	96,877
888,118	Series 2008-42-SC (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.91	%(g)(i)	05/25/2038	89,260
268,044	Series 2008-5-GS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(g)(i)	02/25/2038	27,338
607,104	Series 2008-62-SD (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.06	%(g)(i)	07/25/2038	54,628
446,138	Series 2008-68-SB (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(g)(i)	08/25/2038	37,584
64,101	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(g)(i)	01/25/2040	7,170
317,329	Series 2009-12-CI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.61	%(g)(i)	03/25/2036	24,392
65,869	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(g)(i)	07/25/2039	3,545
88,026	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.96	%(g)(i)	07/25/2039	7,940
44,422	Series 2009-67-SA (-1 x 30 day avg SOFR US + 5.04%, 0.25% Floor, 5.15% Cap)	1.16	%(g)(i)	07/25/2037	2,846
272,648	Series 2009-87-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(g)(i)	11/25/2049	22,879
2,735,013	Series 2009-90-QI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.61	%(g)(i)	08/25/2036	289,542
351,841	Series 2009-91-SD (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(g)(i)	11/25/2039	34,446
60,541	Series 2010-11-SC (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.81	%(g)(i)	02/25/2040	3,194
70,830	Series 2010-115-SD (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.61	%(g)(i)	11/25/2039	6,946
2,164,728	Series 2010-142-SC (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.61	%(g)(i)	12/25/2040	264,573
374,386	Series 2010-15-SL (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.96	%(g)(i)	03/25/2040	17,703
149,783	Series 2010-19-SA (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.40% Cap)	1.41	%(g)(i)	03/25/2050	11,576
301,389	Series 2010-31-SB (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	1.01	%(g)(i)	04/25/2040	15,988
486,311	Series 2010-39-SL (-1 x 30 day avg SOFR US + 5.56%, 0.00% Floor, 5.67% Cap)	1.68	%(g)(i)	05/25/2040	33,844
81,235	Series 2010-8-US (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.81	%(g)(i)	02/25/2040	3,154
82,076	Series 2010-9-GS (-1 x 30 day avg SOFR US + 4.64%, 0.00% Floor, 4.75% Cap)	0.76	%(g)(i)	02/25/2040	3,493
441,818	Series 2011-114-S (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(g)(i)	09/25/2039	49,024
803,216	Series 2011-146-US (-1 x 30 day avg SOFR US + 6.84%, 0.00% Floor, 7.00% Cap)	1.42	%(i)	01/25/2042	572,230
124,859	Series 2012-29-SG (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(g)(i)	04/25/2042	10,714
781,195	Series 2012-56-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.06	%(g)(i)	06/25/2042	63,315
1,057,614	Series 2012-76-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(g)(i)	07/25/2042	106,946
1,386,415	Series 2013-83-US (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	1.01	%(i)	08/25/2043	996,398
3,063,561	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(g)(i)	09/25/2046	340,899
2,709,721	Series 2020-61-DI	3.00	%(g)	09/25/2060	493,207
11,163,228	Series 2020-M27-X1	0.85	%(e)(g)	03/25/2031	257,846

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
13,433,538	Series 2021-17-SA (-1 x 30 day avg SOFR US + 2.00%, 0.00% Floor, 2.00% Cap)	0.00	%(g)(i)	04/25/2051	2,410
4,276,775	Series 2021-3-KI	2.50	%(g)	02/25/2051	646,059
3,735,759	Series 2021-56-WI	2.50	%(g)	09/25/2051	441,243
108,159	Series 374-19	6.50	%(g)	09/25/2036	18,362
	FREMF Mortgage Trust
695,146	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	9.92	%(a)	11/25/2028	628,509
950,859	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.12	%(a)	10/25/2029	920,471
	Government National Mortgage Association
282,209	Series 2009-104-SD (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	2.50	%(g)(i)	11/16/2039	28,034
19,546	Series 2010-98-IA	5.09	%(e)(g)	03/20/2039	260
305,664	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	1.50	%(g)(i)	05/20/2041	25,281
500,074	Series 2011-71-SG (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(g)(i)	05/20/2041	50,253
541,605	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	1.53	%(g)(i)	05/20/2041	49,321
657,538	Series 2011-89-SA (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.60	%(g)(i)	06/20/2041	64,850
4,572,544	Series 2012-26-SP (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.80	%(g)(i)	02/20/2042	626,242
338,435	Series 2012-34-LI (-20 x 1 mo. Term SOFR + 119.71%, 0.00% Floor, 6.00% Cap)	6.00	%(g)(i)	12/16/2039	67,466
3,524,714	Series 2013-119-TZ	3.00%		08/20/2043	3,206,794
1,968,667	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.35	%(g)(i)	03/20/2044	256,016
3,169,646	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(g)(i)	04/16/2044	292,327
3,356,025	Series 2014-63-SD (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.70	%(g)(i)	04/20/2044	338,020
1,381,211	Series 2014-69-ST (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.25	%(g)(i)	12/16/2039	153,373
2,117,934	Series 2015-148-BS (-1 x 1 mo. Term SOFR + 5.58%, 0.00% Floor, 5.69% Cap)	1.84	%(g)(i)	10/20/2045	237,349
5,829,306	Series 2015-158-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.35	%(g)(i)	11/20/2045	710,010
6,442,503	Series 2018-111-SA (-1 x 1 mo. Term SOFR + 4.44%, 0.00% Floor, 4.55% Cap)	0.70	%(g)(i)	08/20/2048	291,985
19,454,793	Series 2018-48-SD (-1 x 1 mo. Term SOFR + 3.79%, 0.00% Floor, 3.90% Cap)	0.05	%(g)(i)	04/20/2048	489,300
5,645,597	Series 2020-115-SC (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.35	%(g)(i)	08/20/2050	218,617
8,414,166	Series 2020-129-IW	2.50	%(g)	09/20/2050	1,221,991
4,483,992	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(g)(i)	09/20/2050	83,070
13,783,678	Series 2020-138-IC	3.50	%(g)	08/20/2050	2,456,093
4,978,447	Series 2020-138-IL	3.50	%(g)	09/20/2050	959,766
8,652,369	Series 2020-173-MI	2.50	%(g)	11/20/2050	1,242,497
6,603,252	Series 2020-175-KI	2.50	%(g)	11/20/2050	985,584
2,539,425	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(g)(i)	12/20/2050	339,528
3,938,649	Series 2020-196-DI	2.50	%(g)	12/20/2050	547,057
7,130,291	Series 2021-107-IL	3.00	%(g)	06/20/2051	1,266,226
5,760,815	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(g)(i)	06/20/2051	142,064
3,502,014	Series 2021-116-XI	3.50	%(g)	03/20/2051	649,512
3,006,959	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(g)(i)	07/20/2051	26,830
6,352,747	Series 2021-130-DI	3.00	%(g)	07/20/2051	1,157,021
8,464,172	Series 2021-15-PI	3.00	%(g)	01/20/2051	1,347,358
6,117,243	Series 2021-158-SA (-1 x 30 day avg SOFR US + 3.70%, 0.00% Floor, 3.70% Cap)	0.00	%(g)(i)	09/20/2051	164,083

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
15,238,743	Series 2021-194-IN	3.00	%(g)	11/20/2051	2,885,843
9,919,339	Series 2021-209-MI	3.00	%(g)	11/20/2051	1,609,678
11,575,844	Series 2021-221-SC (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	%(g)(i)	12/20/2051	287,935
8,794,355	Series 2021-221-SD (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	%(g)(i)	12/20/2051	241,500
9,012,014	Series 2021-24-XI	2.00	%(g)	02/20/2051	1,039,749
7,553,249	Series 2021-46-DS (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	%(g)(i)	03/20/2051	15,545
3,871,735	Series 2021-58-SJ (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(g)(i)	04/20/2051	487,136
31,954,891	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	04/20/2051	94,804
6,135,927	Series 2021-7-IQ	2.50	%(g)	01/20/2051	876,820
12,767,738	Series 2021-73-LS (-1 x 30 day avg SOFR US + 2.50%, 0.50% Floor, 2.50% Cap)	0.50	%(g)(i)	04/20/2051	280,809
6,558,847	Series 2021-77-IH	2.50	%(g)	05/20/2051	859,450
11,589,657	Series 2021-78-SC (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	05/20/2051	25,006
22,562,150	Series 2021-9-MI	2.50	%(g)	01/20/2051	3,309,949
12,513,886	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	06/20/2051	66,173
9,270,549	Series 2021-H04-BI	0.75	%(e)(g)	02/01/2071	525,020
10,674,646	Series 2021-H07-AI	1.15	%(e)(g)	05/20/2071	569,188
3,512,967	Series 2022-105-IO	2.50	%(g)	06/20/2051	518,875
13,246,744	Series 2022-22-SA (-1 x 30 day avg SOFR US + 3.60%, 0.00% Floor, 3.60% Cap)	0.00	%(g)(i)	08/20/2050	262,729
5,446,276	Series 2022-25-EI	3.00	%(g)	02/20/2052	979,662
30,595,164	Series 2022-83-IO	2.50	%(g)	11/20/2051	4,385,569
6,782,437	Series 2024-13-IA	3.00	%(g)	05/20/2051	1,110,791
	Total US Government and Agency Mortgage Backed Obligations (Cost $56,727,162)				56,102,026
COMMON STOCKS - 0.0%(j)
3,953	Altice France/Luxco 3(c)(k)				70,845
1,014	Asphalt ATD Holdco, LLC(c)(k)				213
119	Jacobs Solutions, Inc. NPV(c)(k)				119
711	Stichting Administratiekantoor ADR (c)(k)				—
261	Stichting Administratiekantoor Unigel Creditors (c)(k)				—
	Total Common Stocks (Cost $258,221)				71,177
SHORT TERM INVESTMENTS - 2.0%
1,958,174	First American Government Obligations Fund - U	3.69	%(l)		1,958,174
1,958,174	JPMorgan US Government Money Market Fund - IM	3.72	%(l)		1,958,174
1,958,174	MSILF Government Portfolio - Institutional	3.70	%(l)		1,958,174
	Total Short Term Investments (Cost $5,874,522)				5,874,522
	Total Investments - 107.5%(m) (Cost $346,428,911)				319,999,303
	Other Liabilities in Excess of Assets - (7.5)%				(22,230,801)
	NET ASSETS - 100.0%				$297,768,502

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	24.5%
Non-Agency Residential Collateralized Mortgage Obligations	23.5%
US Government and Agency Mortgage Backed Obligations	18.8%
Bank Loans	16.3%
Collateralized Loan Obligations	15.7%
Foreign Corporate Bonds	3.0%
Short Term Investments	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.4%
US Corporate Bonds	1.3%
Asset Backed Obligations	1.0%
Common Stocks	0.0	%(j)
Other Assets and Liabilities	(7.5)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	24.5%
Non-Agency Residential Collateralized Mortgage Obligations	23.5%
US Government and Agency Mortgage Backed Obligations	18.8%
Collateralized Loan Obligations	15.7%
Media	2.9%
Electronics/Electric	2.9%
Healthcare	2.1%
Short Term Investments	2.0%
Retailers (other than Food/Drug)	1.7%
Hotels/Motels/Inns and Casinos	1.2%
Chemicals/Plastics	1.1%
Industrial Equipment	1.0%
Energy	1.0%
Asset Backed Obligations	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Containers and Glass Products	0.9%
Transportation	0.8%
Mining	0.6%
Insurance	0.5%
Technology	0.5%
Finance	0.5%
Telecommunications	0.4%
Building and Development (including Steel/Metals)	0.4%
Consumer Products	0.3%
Construction	0.3%
Commercial Services	0.3%
Food Products	0.2%
Pharmaceuticals	0.2%
Utilities	0.2%
Banking	0.2%
Automotive	0.2%
Chemical Products	0.2%
Business Equipment and Services	0.1%
Pulp & Paper	0.1%
Diversified Manufacturing	0.1%
Leisure	0.1%
Food Service	0.0	%(j)
Aerospace & Defense	0.0	%(j)
Other Assets and Liabilities	(7.5)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $183,782,586 or 61.7% of the Fund’s net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c)	Value determined using significant unobservable inputs.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Seven-day yield as of period end.
(m)	Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

December 31, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$5,874,522
Total Level 1	5,874,522
Level 2
Non-Agency Commercial Mortgage Backed Obligations	$72,256,324
Non-Agency Residential Collateralized Mortgage Obligations	69,536,066
US Government and Agency Mortgage Backed Obligations	56,102,026
Bank Loans	48,422,320
Collateralized Loan Obligations	46,726,154
Foreign Corporate Bonds	8,950,690
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4,325,434
US Corporate Bonds	3,761,866
Asset Backed Obligations	2,938,916
Total Level 2	313,319,796
Level 3
Non-Agency Commercial Mortgage Backed Obligations	$658,135
Asset Backed Obligations	72,130
Common Stocks	71,177
Collateralized Loan Obligations	3,462
Bank Loans	81
Total Level 3	804,985
Total	$319,999,303

See the Schedule of Investments for further disaggregation of investment categories.